UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/2004
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Investment Counselors, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 028-04089
                      ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         7/28/2004
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 97
                                        -------------------

Form 13F Information Table Value Total: $254,272
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     com              88579y101      744     8264 SH       SOLE                     7464               800
AFLAC Inc.                     com              001055102     5937   145490 SH       SOLE                   137114              8376
Abbott Laboratories            com              002824100      535    13137 SH       SOLE                    11809              1328
Altria Group Inc               com              718154107      341     6823 SH       SOLE                      750              6073
Amer Int'l Group               com              026874107     3852    54034 SH       SOLE                    51598              2436
American Express               com              025816109     3361    65407 SH       SOLE                    62362              3045
Amgen                          com              031162100     4784    87659 SH       SOLE                    83714              3945
Automatic Data Proc            com              053015103     5952   142131 SH       SOLE                   132779              9352
Bank One Corp                  com              06423A103      739    14484 SH       SOLE                    14484
Bankamerica Corp               com              060505104     4983    58883 SH       SOLE                    56518              2365
Baxter International           com              071813109     5077   147106 SH       SOLE                   141326              5780
BiSys Group Inc.               com              055472104      170    12087 SH       SOLE                    10867              1220
Biomet Inc                     com              090613100     2722    61241 SH       SOLE                    58651              2590
Blockbuster Inc.               com              093679108     1997   131575 SH       SOLE                   125815              5760
Bristol-Myers Squibb           com              110122108     2681   109448 SH       SOLE                   103756              5692
Butler National Corp.          com              123720104       44    80000 SH       SOLE                    80000
CEF iShares Russell            com              464287655      412     3490 SH       SOLE                     2330              1160
CVS Corp.                      com              126650100     5258   125123 SH       SOLE                   116283              8840
Carolco Pictures Inc           com              143763100        0    40000 SH       SOLE                                      40000
Chevron Texaco Corp            com              166764100      271     2882 SH       SOLE                     2882
Cinergy Corp                   com              172474108     4073   107195 SH       SOLE                   102425              4770
Cintas Corp.                   com              172908105     4676    98091 SH       SOLE                    93996              4095
Cisco Systems Inc              com              17275R102     5208   219754 SH       SOLE                   212184              7570
Citigroup                      com              172967101     4860   104512 SH       SOLE                    99212              5300
Coca-Cola                      com              191216100      448     8881 SH       SOLE                     8881
Compass Bancshares Inc         com              20449h109      440    10237 SH       SOLE                    10237
Conair Corp                    com              205889108        2    16380 SH       SOLE                    16380
Costco Wholesale Corp          com              22160K105     5073   123203 SH       SOLE                   116075              7128
Dell Inc.                      com              247025109     3717   103764 SH       SOLE                    99614              4150
Devon Energy                   com              25179m103     2707    41013 SH       SOLE                    38983              2030
Disney (Walt) Holding Co.      com              254687106     2200    86295 SH       SOLE                    82435              3860
Dollar General Corp            com              256669102     2271   116115 SH       SOLE                   112545              3570
Dow Chemical                   com              260543103     4671   114772 SH       SOLE                   109627              5145
Duke Energy Corp               com              264399106     2281   112441 SH       SOLE                   108731              3710
Emerson Electric               com              291011104     5531    87036 SH       SOLE                    82172              4864
Exxon-Mobil Corp               com              30231G102     5680   127888 SH       SOLE                   121109              6779
Fifth Third Bancorp            com              316773100      658    12236 SH       SOLE                    11761               475
Ford Motor Co                  com              345370860     3757   240074 SH       SOLE                   231984              8090
General Dynamics Corp.         com              369550108     2670    26892 SH       SOLE                    25662              1230
General Electric               com              369604103     8172   252208 SH       SOLE                   240324             11884
General Motors                 com              370442105      349     7500 SH       SOLE                     5349              2152
Glaxosmithkline PLC            com              37733W105      416    10023 SH       SOLE                    10023
Harley Davidson                com              412822108     2470    39876 SH       SOLE                    38496              1380
Health Management Assoc., Inc. com              421933102     4447   198351 SH       SOLE                   188550              9801
Home Depot                     com              437076102     3298    93689 SH       SOLE                    89854              3835
Inland Real Estate Corp        com              457461101      133    10197 SH       SOLE                    10197
Int'l Bus. Machines            com              459200101     4268    48412 SH       SOLE                    45117              3295
Intel Corp                     com              458140100     4085   148012 SH       SOLE                   138482              9530
J.P. Morgan Chase & Co.        com              46625H100     2391    61665 SH       SOLE                    58804              2861
Johnson & Johnson              com              478160104     4995    89668 SH       SOLE                    85908              3760
Kimberly-Clark                 com              494368103     2212    33576 SH       SOLE                    32240              1336
Lilly (ELI)                    com              532457108      477     6817 SH       SOLE                     6517               300
Manpower Inc.                  com              56418H100     4703    92640 SH       SOLE                    88115              4525
Medtronic Inc                  com              585055106     4468    91709 SH       SOLE                    87604              4105
Mellon Financial Corp.         com              58551A108      880    30000 SH       SOLE                    30000
Merck & Co                     com              589331107     3400    71579 SH       SOLE                    66675              4905
Microsoft                      com              594918104     6682   233973 SH       SOLE                   225533              8440
Mid Cap SPDR Tr Unit Ser 1     com              595635103     1119    10075 SH       SOLE                     6338              3737
Motorola, Inc                  com              620076109     5678   311133 SH       SOLE                   298213             12920
Newell Rubbermaid              com              651229106     5115   217652 SH       SOLE                   206172             11480
Nisource Inc                   com              65473P105      819    39736 SH       SOLE                    38056              1680
Nortel Networks Corp           com              656568102       55    10960 SH       SOLE                    10960
Oracle Corp                    com              68389X105      134    11249 SH       SOLE                     9050              2199
Outback Steakhouse             com              689899102     2104    50882 SH       SOLE                    48457              2425
Panera Bread Co. CL A          com              69840W108     1948    54286 SH       SOLE                    51811              2475
Patch International            com              703012104       10   100000 SH       SOLE                   100000
Peoplesoft Inc                 com              712713106     4051   218970 SH       SOLE                   209785              9185
Pepsico Inc                    com              713448108      240     4463 SH       SOLE                     3105              1358
Pfizer, Inc                    com              717081103     6727   196247 SH       SOLE                   189447              6800
Piper Jaffray Co               com              724078100     2461    54413 SH       SOLE                    52194              2219
Pitney Bowes Inc.              com              724479100     5070   114568 SH       SOLE                   108718              5850
Procter & Gamble               com              742718109      543     9975 SH       SOLE                     9975
Quest Diagnostic Inc           com              74834L100     2537    29860 SH       SOLE                    28940               920
Raymond James Financial        com              754730109     1933    73065 SH       SOLE                    70445              2620
Royal Dutch Petrol             com              780257804      247     4788 SH       SOLE                     4788
S & P Depository Receipts      com              78462F103     8447    73750 SH       SOLE                    66671              7079
SBC Communications, Inc        com              78387G103     3650   150501 SH       SOLE                   145561              4940
SLM Corporation                com              78442p106      225     5560 SH       SOLE                     5440               120
Schwab (Charles) Corp          com              808513105     2508   261028 SH       SOLE                   247758             13270
Sirius Satellite Radio         com              82966u103       68    22000 SH       SOLE                    22000
Stryker Corp                   com              863667101     2951    53656 SH       SOLE                    48516              5140
Sun Microsystems               com              866810104       54    12460 SH       SOLE                    12460
Sunrise Senior Living          com              86768k106     2657    67890 SH       SOLE                    65500              2390
Sysco Corp                     com              871829107     2670    74435 SH       SOLE                    70144              4291
Texas Instruments              com              882508104     5533   228829 SH       SOLE                   217759             11070
Tyco International             com              902124106     2711    81804 SH       SOLE                    78694              3110
U S Bancorp - Del              com              902973304     2037    73895 SH       SOLE                    69755              4140
Vanguard Extended Market Viper com              922908652      678     9100 SH       SOLE                     9100
Vanguard Total Stock Market Vi com              922908769     2230    20235 SH       SOLE                    20235
Verizon Communications         com              077853109      226     6246 SH       SOLE                     6246
Vodafone Group PLC Adr         com              92857W100     2078    94042 SH       SOLE                    90462              3580
Williams Sonoma                com              969904101     2451    74355 SH       SOLE                    71520              2835
Wyeth                          com              026609107      315     8707 SH       SOLE                     8707
Yankee Candle Co., Inc.        com              984757104     2496    85350 SH       SOLE                    81860              3490
iShares Tr S&P 500 Barra Index com              464287408      210     3670 SH       SOLE                     3670
Alltel Corp.                   Preferred        020039822      211     4200 SH       SOLE                     4200
Baxter Pfd                     Preferred        071813406      447     7850 SH       SOLE                     7850